Liquidity Risk - Summary of Balance Sheet Encumbered and Unencumbered Assets Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	£ 38,214	£ 44,190	£ 48,139
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	1,432	2,407
Other financial assets at FVTPL	262	129
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	207,435	219,716
Loans and advances to banks	1,080	992
Reverse Repurchase agreements - non-trading	12,468	7,348
Financial assets at fair value through other comprehensive income	8,481	6,024
Interests in other entities	245	252
Intangible assets	1,548	1,550
Property, plant and equipment	1,494	1,513
Current tax assets	490	478	£ 347
Retirement benefit assets	723	1,050
Other assets	2,043	2,016
Total assets	275,448	285,213
Liquidity risk | Assets positioned at central banks
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	831	893
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	58,489	68,535
Loans and advances to banks	0	0
Reverse Repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	59,320	69,428
Liquidity risk | Assets positioned at central banks | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Total | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,480	1,330
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	27,147	24,211
Loans and advances to banks	254	163
Reverse Repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	14	48
Financial assets at fair value through other comprehensive income	5,183	4,365
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	34,078	30,117
Total | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Covered bonds | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	21,880	21,304
Loans and advances to banks	0	0
Reverse Repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	21,880	21,304
Covered bonds | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Securitis- ations | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	0	0
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	5,208	2,851
Loans and advances to banks	0	0
Reverse Repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	0	0
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	5,208	2,851
Securitis- ations | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	0	0
Other | Liquidity risk
Disclosure Of Encumbered And Unencumbered Assets [Line Items]
Cash and balances at central banks	1,480	1,330
Financial assets at fair value through profit or loss [abstract]
Derivative financial instruments	0	0
Other financial assets at FVTPL	0	0
Financial Assets At Amortised Cost [Abstract]
Loans and advances to customers	59	56
Loans and advances to banks	254	163
Reverse Repurchase agreements - non-trading	0	0
Other financial assets at amortised cost	14	48
Financial assets at fair value through other comprehensive income	5,183	4,365
Interests in other entities	0	0
Intangible assets	0	0
Property, plant and equipment	0	0
Current tax assets	0	0
Retirement benefit assets	0	0
Total assets	6,990	5,962
Other | Liquidity risk | Other assets
Financial Assets At Amortised Cost [Abstract]
Other assets	£ 0	£ 0